Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Outstanding Debt
The following table summarizes outstanding debt balances as of December 31, 2022 and December 31, 2021 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2022	December 31, 2021
Genius Sports Italy Srl Mortgage	December 2010	December 2025	2.5%	$62	$88
Promissory Notes	January 2022	January 2023 to January 2024	4.7%	14,431	—

				$14,493	$88
Less current portion of debt				(7,405)	(23)

Non-current portion of debt				$7,088	$65

Summary of Expected Future Payments
Expected future payments for all borrowings as of December 31, 2022 are as follows:

Fiscal Period:	(in thousands)
2023	$7,405
2024	7,070
2025	18
2026	—
2027	—
Thereafter	—

Total payment outstanding	$14,493